STATEMENT OF OPERATIONS - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss from operations	$ (24,796,000)		$ (21,314,000)	$ (52,464,000)		$ (59,792,000)	$ (62,966,000)	$ (78,128,000)	$ (52,481,000)
Other income (expense):
Total other expense	(4,158,000)		(6,052,000)	(8,703,000)		(12,045,000)	(22,439,000)	(28,745,000)	(30,756,000)
Net loss	(28,954,000)		$ (27,366,000)	(61,167,000)		$ (71,837,000)	$ (85,405,000)	$ (106,873,000)	$ (83,237,000)
Cik0001819516 Aspirational Consumer Lifestyle Corp
Formation and Operational cost	468,523			4,173,372	$ 2,114,129
Loss from operations	(468,523)			(4,173,372)	(2,114,129)
Other income (expense):
Interest earned on marketable securities held in Trust Account	2,676			47,979	49,590
Change in fair value of warrant liability	(6,260,747)			(10,768,484)	406,549
Unrealized loss on marketable securities held in Trust Account					(785)
Total other expense	(6,258,071)			(10,720,505)	455,354
Net loss	(6,726,593)	$ (8,167,283)		(14,893,876)	(1,658,775)
Redeemable Class A Ordinary Shares | Cik0001819516 Aspirational Consumer Lifestyle Corp
Other income (expense):
Interest earned on marketable securities held in Trust Account	$ 2,676			$ 47,979	$ 43,349
Weighted average shares outstanding, basic and diluted	23,974,632			22,620,218	21,396,989
Basic and diluted income per share					$ 0.00
Non-Redeemable Class A and Class B Ordinary Shares | Cik0001819516 Aspirational Consumer Lifestyle Corp
Other income (expense):
Net loss	$ (6,726,593)			$ (14,893,876)	$ (1,658,775)
Weighted average shares outstanding, basic and diluted	5,993,658			6,663,340	7,230,225
Basic and diluted income per share	$ (1.12)			$ (2.24)	$ (0.24)